Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2013 GBP (£) Advance	Mar. 31, 2016 GBP (£) Installment	Mar. 31, 2016 USD ($)	Nov. 30, 2015 GBP (£)	Mar. 31, 2015 GBP (£)	Mar. 31, 2015 USD ($)	Jul. 31, 2014 GBP (£)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 GBP (£)
Debt Instrument [Line Items]
Weighted-average interest rate for long-term debt		4.50%	4.50%		4.50%	4.50%
Amended Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding		£ 0			£ 0
Line of credit available for future borrowing		£ 10,000,000			£ 5,000,000
First Amendment Loan Agreement [Member] | First Fixed Rate Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	£ 3,000,000
Line of credit facility, frequency of periodic payment		Monthly
Line of credit facility, number of monthly installments | Installment		36
Line of credit facility, expiration date		Mar. 01, 2017
Line of credit facility, outstanding | $			$ 1,300,000			$ 2,800,000
Line of credit facility, fixed interest rate		4.50%	4.50%
Second Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate, increase on event of default		3.00%
Second Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							£ 10,000,000
Line of credit facility, expiration date		Jul. 15, 2016
Line of credit available for future borrowing							5,000,000
Second Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.00%
Second Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit Upon Completion Of Additional Equity Financing [Member]
Debt Instrument [Line Items]
Line of credit available for future borrowing							5,000,000
Second Amendment Loan Agreement [Member] | Second Fixed Rate Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							£ 5,000,000
Line of credit facility, frequency of periodic payment		Monthly
Line of credit facility, number of monthly installments | Installment		36
Line of credit facility, expiration date		Jan. 01, 2018
Line of credit facility, outstanding | $			$ 4,400,000			7,000,000
Line of credit facility, fixed interest rate		4.50%	4.50%
Fourth Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate, increase on event of default		3.00%
Fourth Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit available for future borrowing				£ 5,000,000
Equipment Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									£ 4,000,000
Equipment Line Of Credit [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, variable rate basis		Outstanding amounts under the Equipment Line accrued interest at a rate equal to the U.K. LIBOR plus 6.00% per annum for advances in British pounds or the greater of (i) 7.50% per annum and (ii) the Prime Rate plus 3.50% per annum for U.S. dollar advances.
Line of credit facility, interest rate		7.50%
Line of credit facility, frequency of periodic payment		Monthly
Line of credit facility, number of monthly installments | Installment		36
Line of credit facility, expiration date		Jun. 30, 2015
Line of credit available for future borrowing | $			$ 0			0
Equipment Line Of Credit [Member] | Loan Agreement [Member] | British Pounds Advances Line Of Credit [Member] | UK London Interbank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		6.00%
Equipment Line Of Credit [Member] | Loan Agreement [Member] | US Dollar Advances Line Of Credit [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		3.50%
Equipment Line Of Credit [Member] | Loan Agreement [Member] | Sterling Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding | $			700,000			1,600,000
Equipment Line Of Credit [Member] | Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding | $			$ 500,000			$ 1,000,000
Equipment Line Of Credit [Member] | First Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration date		Feb. 01, 2017
Number of lines of credit | Advance	2
Line of credit facility, additional advances | $								$ 0
Line of credit facility, fixed interest rate	4.50%							4.50%
Debt instrument periodic payments interest, period	12 months
Equipment Line Of Credit [Member] | First Amendment Loan Agreement [Member] | Sterling Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding	£ 1,700,000
Equipment Line Of Credit [Member] | First Amendment Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding | $								$ 1,600,000
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	£ 7,500,000
Line of credit facility, expiration date		Jan. 31, 2015
Line of credit facility, maximum borrowing capacity, percentage of eligible accounts receivables	80.00%							80.00%
Line of credit facility, maximum borrowing capacity, spread on percentage of eligible accounts receivables	£ 2,500,000
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | British Pounds Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.25%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | British Pounds Advances Line Of Credit [Member] | Bank Of England Base Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		3.75%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.25%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		1.00%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | Euro Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.25%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | Euro Advances Line Of Credit [Member] | Euro London Interbank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		4.00%